Annual Total Returns [BarChart] - Harbor Convertible Securities Fund - Institutional Class	Mar. 01, 2021
Bar Chart Table:
2012	10.57%
2013	12.22%
2014	2.55%
2015	(0.05%)
2016	5.37%
2017	8.25%
2018	(0.20%)
2019	18.16%
2020	31.90%